Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]	Dec. 31, 2021
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in an asset position	€ 185	€ 36
Portfolios in a liability position	177,446	176,120
Net balance	177,262	176,083
Portfolios in an asset position	16,608	16,939	[1]	€ 21,322	€ 3,518
Portfolios in a liability position	608	270	[1]	€ 471
Reinsurance contracts held	16,000	16,669
Contracts not measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in an asset position	185	36
Portfolios in a liability position	177,407	175,681
Net balance	177,222	175,645
Portfolios in an asset position	16,601	16,934
Portfolios in a liability position	608	270
Reinsurance contracts held	15,993	16,664
Contracts measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in a liability position	39	439
Net balance	39	439
Portfolios in an asset position	7	6
Reinsurance contracts held	€ 7	€ 6

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.